Intangible assets - Acquired (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of detailed information about intangible assets [line items]
Intangible assets	$ 5,214	$ 20,788	$ 3,764
ERP management reporting software system
Disclosure of detailed information about intangible assets [line items]
Intangible assets	2,714	3,631
Intellectual property acquired from UTC | Acquired patents, know-how and in-process research & development
Disclosure of detailed information about intangible assets [line items]
Intangible assets	0	74
Intellectual property acquired from Ballard Motive Solutions (notes 7 and 27) | Acquired patents, know-how and in-process research & development
Disclosure of detailed information about intangible assets [line items]
Intangible assets	$ 2,500	$ 17,083